EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2025
Earnings per share (Note 10):
EARNINGS PER SHARE

10. EARNINGS PER SHARE

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the three-month period ended September 30, 2025, the three-month period ended September 30, 2024, the nine-month period ended September 30, 2025, and the nine-month period ended September 30, 2024, respectively.

Date	Transaction Detail	Change in Shares	Three-month period ended September 30, 2025, Weighted Average Ordinary Shares Outstanding
July 1, 2025	Beginning Balance		96,452,967
July 1, 2025	Warrant exchange (Note 9)	3,543,571	3,505,054
August 14, 2025	Equity-classified Restricted Stock Issuance	777,245	397,071
September 5, 2025	Equity-classified Restricted Stock Issuance	1,977	537
September 12, 2025	Equity-classified Restricted Stock Issuance	1,999	391
September 30, 2025	Ending Balance		100,356,020

Date	Transaction Detail	Change in Shares	Three-month period ended September 30, 2024, Weighted Average Ordinary Shares Outstanding
July 1, 2024	Beginning Balance		95,408,453
August 14, 2024	Equity-classified Restricted Stock Issuance	38,758	19,800
September 30, 2024	Ending Balance		95,428,253

Date	Transaction Detail	Change in Shares	Nine-month period ended September 30, 2025, Weighted Average Ordinary Shares Outstanding
January 1, 2025	Beginning Balance		96,045,856
January 6, 2025	Settlement of liability-classified share-based compensation	61,353	60,005
February 17, 2025	Equity-classified Restricted Stock Issuance	666	549
February 27, 2025	Equity-classified Restricted Stock Issuance	1,000	788
March 17, 2025	Equity-classified Restricted Stock Issuance	12,430	8,970
March 18, 2025	Equity-classified Restricted Stock Issuance	231,661	166,321
April 22, 2025	Settlement of liability-classified share-based compensation	100,001	58,975
July 1, 2025	Warrant exchange (Note 9)	3,543,571	1,181,190
August 14, 2025	Equity-classified Restricted Stock Issuance	777,245	133,811
September 5, 2025	Equity-classified Restricted Stock Issuance	1,977	181
September 12, 2025	Equity-classified Restricted Stock Issuance	1,999	131
September 30, 2025	Ending Balance		97,656,777

Date	Transaction Detail	Change in Shares	Nine-month period ended September 30, 2024, Weighted Average Ordinary Shares Outstanding
January 1, 2024	Beginning Balance		94,996,397
January 9, 2024	Equity-classified Restricted Stock Issuance	333	322
March 17, 2024	Equity-classified Restricted Stock Issuance	12,751	9,168
March 18, 2024	Equity-classified Restricted Stock Issuance	242,455	173,435
March 19, 2024	Equity-classified Restricted Stock Issuance	235,741	167,772
April 1, 2024	Equity-classified Restricted Stock Issuance	1,774	1,198
April 23, 2024	Equity-classified Restricted Stock Issuance	1,333	778
May 2, 2024	Return of shares from W.D. Van Gonten Engineering	(82,331)	(45,372)
August 14, 2024	Equity-classified Restricted Stock Issuance	38,758	6,648
September 30, 2024	Ending Balance		95,310,346

The following tables provide the computation of basic and diluted earnings per share (“EPS”), for the three-month period ended September 30, 2025, the three-month period ended September 30, 2024, the nine-month period ended September 30, 2025, and the nine-month period ended September 30, 2024, respectively.

	For the three-month period ended
	September 30, 2025			September 30, 2024
	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS

Basic EPS - ordinary shares	$17,737	100,356,020	$0.18	$20,618	95,428,253	$0.22
Restricted stock units		368,270			225,705
Antidilution sequencing - subtotal	17,737	100,724,290	0.18	20,618	95,653,958	0.22
35,540,380 warrants @ $5.75 per half share					-
Diluted EPS - ordinary shares	$17,737	100,724,290	$0.18	$20,618	95,653,958	$0.22

	For the nine-month period ended
	September 30, 2025			September 30, 2024
	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS

Basic EPS - ordinary shares	$43,329	97,656,777	$0.44	$49,473	95,310,346	$0.52
Restricted stock units		294,401			214,412
Antidilution sequencing - subtotal	43,329	97,951,178	0.44	49,473	95,524,758	0.52
35,540,380 warrants @ $5.75 per half share					-
Diluted EPS - ordinary shares	$43,329	97,951,178	$0.44	$49,473	95,524,758	$0.52

Prior to the announcement of the exchange offer on May 30, 2025 (Note 9), potentially dilutive warrants had no impact on the determination of dilutive earnings per share as these potential ordinary shares were antidilutive for the three- and the nine-month periods ended September 30, 2024, respectively.

In addition to the warrants, the Company also had 2,359,397, 1,324,737, 2,267,131, and 664,443 restricted stock units excluded from dilutive ordinary shares for the three-month period ended September 30, 2025, three-month period ended September 30, 2024, nine-month period ended September 30, 2025, and nine-month period ended September 30, 2024, respectively, as they were assumed repurchased through the impact of unrecognized share-based compensation cost.